real estate joint ventures and investments in associates - Investments in associates - Individually immaterial associates (Details) - CAD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
real estate joint ventures and investments in associates
Investments in associates	$ 209	$ 232
Individually immaterial associates
real estate joint ventures and investments in associates
Investments in associates	$ 32	$ 48